Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Schedule of Inter-Segment Eliminations’ Column	The results for the six months ending June 30, 2024, and June 30, 2023, respectively are shown below.
	Intellectual	Metals		Inter-Segment
	Property	Extraction	Corporate (1)	eliminations	Total
	$	$	$	$	$
For the six months ended June 30, 2024
Revenue	1,360,160	1,842,429	1,082,151	(4,235,090)	49,650
Cost of Sales	(473,337)	-	-	461,085	(12,252)
Gain (loss) on foreign exchange	(149,743)	100,316	(11,048)	-	(60,475)
General and administrative expenses	(2,987,232)	(4,725,235)	(5,621,141)	3,744,005	(9,559,603)
Interest income	832,426	504	1,065,351	(536,644)	1,361,638
Fair value loss on embedded derivatives	-	-	(356,000)	-	(356,000)
Interest expense	(14,211)	(716,310)	(2,170,468)	536,644	(2,364,345)
Loss before tax	(1,431,936)	(3,498,296)	(6,011,155)	-	(10,941,387)

For the period ended June 30, 2024
Segment assets	89,530,847	201,479,407	186,736,426	(296,367,161)	181,379,519

Segment liabilities, excluding Group debt	(5,503,999)	(422,765,420)	(4,688,928)	420,871,087	(12,087,260)
Convertible debentures and embedded derivative	-	-	(50,409,506)	-	(50,409,506)
Segment liabilities	(5,503,999)	(422,765,420)	(55,098,434)	420,871,087	(62,496,766)
	Intellectual	Metals		Inter-Segment
	Property	Extraction	Corporate (1)	eliminations	Total
	$	$	$	$	$
For the six months ended June 30, 2023
Revenue	4,061,148	508,190	814,173	(4,876,763)	506,748
Gain (loss) on foreign exchange	(55,988)	136,254	6,281	-	86,547
General and administrative expenses	(6,843,952)	(4,153,889)	(7,291,571)	4,876,763	(13,412,649)
Interest income	67,010	202,610	180	-	269,800
Interest expense	-	(91,668)	-	-	(91,668)
Loss before tax	(2,771,782)	(3,398,503)	(6,470,937)	-	(12,641,222)

For the period ended June 30, 2023
Segment assets	16,680,372	94,240,787	12,495,550	(30,593,658)	92,823,051
Segment liabilities	(19,919,301)	(26,715,324)	(1,615,054)	18,687,919	(29,561,759)
[1]	Lifezone Metals Limited, Lifezone Holdings Limited, Lifezone Services US, LLC and LZ Services Limited are grouped as a non-operating segment named “Corporate” and provide corporate functions, services to other entities in the group, financing and treasury operations, as well as stewardship activities.